Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Intangible Assets and Goodwill
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2012			2011
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships	$45,812	$(37,914)	$7,898	$56,492	$(45,958)	$10,534
Noncompete agreements	7,094	(6,310)	784	12,142	(10,579)	1,563
Total finite-lived intangible assets	52,906	(44,224)	8,682	68,634	(56,537)	12,097
Indefinite-lived intangible assets:
Renewable investment advisory rights	68,455	N/A	68,455	64,600	N/A	64,600
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	70,355	N/A	70,355	66,500	N/A	66,500
Goodwill	648,820	N/A	648,820	642,329	N/A	642,329
Total identifiable intangible assets and goodwill	$772,081	$(44,224)	$727,857	$777,463	$(56,537)	$720,926

The decrease of $15.7 million in the cost of the total finite-lived intangible assets at December 31, 2012 as compared to December 31, 2011 relates to the write-off of fully amortized customer relationship intangible assets and noncompete agreements relating to prior year acquisitions.

Amortization expense for finite-lived intangible assets was $3.4 million, $7.0 million and $14.3 million in 2012, 2011 and 2010, respectively. This expense was included in Intangible asset related on the Consolidated Statements of Income for each period. See Note (6)(b) for information regarding the intangible asset impairments.
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions
2013	$2.6
2014	$2.0
2015	$1.4
2016	$1.0
2017	$0.6

Goodwill at December 31, 2012 and 2011 was $648.8 million and $642.3 million, respectively. During 2012, Federated recorded goodwill primarily in connection with contingent purchase price payments or accruals thereof related to the acquisition of certain assets of Clover Capital Management, Inc., a Rochester, New York-based investment manager that specializes in value investing (Clover Capital Acquisition) and the acquisition of certain assets of Rochdale Investment Management LLC relating to its business of providing investment advisory and investment management services to the Rochdale Atlas Portfolio (Rochdale Acquisition). These acquisitions were accounted for under the purchase method of accounting and therefore goodwill was recorded at the time the contingencies lapsed. See Note (20)(a) for additional information.